Additional Information on Consolidated Loss - Schedule of Additional Information on Consolidated Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue – contingent rental	$ 0	$ 1,532,000
Employee compensation costs	210,800,000	194,678,000
Tax Credits	(6,737,000)	(4,815,000)
Grants and loan forgiveness	(6,530,000)	0
Selling expense	46,271,000	44,084,000
General and administrative expense	35,452,000	32,698,000
Depreciation of property and equipment	1,861,000	1,278,000
Depreciation of right-of-use assets	1,906,000	$ 2,090,000
Cost Of Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and loan forgiveness	(5,362,516)
Selling, General And Administrative Expense
Disclosure of disaggregation of revenue from contracts with customers [line items]
Grants and loan forgiveness	$ (1,167,658)